CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating activities
Net earnings	$ 32.6	$ 21.1	$ 527.4	$ 64.6
Adjustments for:
Finance costs	2.1	6.3	9.6	21.7
Depreciation expense	62.4	69.7	197.7	194.9
Income tax expense	5.1	14.4	67.3	34.4
Interest income	(2.5)	(0.8)	(6.4)	(1.9)
Reversal of impairment charges	0.0	0.0	(524.1)	0.0
Gain on sale of a 30% interest in the Côté Gold Project	0.0	0.0	(19.2)	0.0
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	(3.6)	(2.5)	(10.2)	(7.5)
Write-down of inventories	1.9	0.0	11.9	0.1
(Gain on purchase) Loss on redemption of 6.75% Senior unsecured notes	0.0	(4.0)	20.2	(4.0)
Gain on sale of gold bullion	0.0	0.0	0.0	(72.9)
Effects of exchange rate fluctuation on restricted cash	(0.3)	0.6	(1.7)	(3.8)
Effects of exchange rate fluctuation on cash and cash equivalents	(6.0)	(0.4)	(11.3)	(1.7)
Other non-cash items	(6.2)	(4.2)	(5.1)	2.9
Adjustments for cash items:
Dividends from joint venture	2.1	11.3	2.1	11.3
Settlement of derivatives	(0.6)	(0.2)	(0.5)	(8.7)
Disbursements related to asset retirement obligations	(1.3)	(0.9)	(3.0)	(2.0)
Movements in non-cash working capital items and non-current ore stockpiles	3.5	14.5	4.3	22.4
Cash from operating activities, before income tax paid	89.2	128.9	259.0	253.8
Income tax paid	(12.2)	(3.1)	(28.9)	(6.5)
Net cash from operating activities	77.0	125.8	230.1	247.3
Investing activities
Capital expenditures	(41.0)	(71.9)	(134.0)	(218.3)
Capitalized borrowing costs	0.0	(9.9)	(11.2)	(17.3)
Net proceeds from sale of a 30% interest in the Côté Gold Project	0.0	0.0	96.5	0.0
Proceeds from sale of gold bullion	0.0	0.0	0.0	170.3
Decrease (increase) in restricted cash	0.0	(40.5)	88.2	(43.6)
Purchase of short-term investments	(227.0)	0.0	(227.0)	0.0
Capital expenditures for exploration and evaluation assets	(3.7)	(0.5)	(4.5)	(3.5)
Interest received	1.7	0.8	5.6	1.9
Purchase of additional common shares of associate	0.0	0.0	(7.4)	0.0
Other investing activities	(2.0)	1.3	(3.3)	(1.2)
Net cash used in investing activities	(272.0)	(120.7)	(197.1)	(111.7)
Financing activities
Net proceeds from issuance of Senior notes	0.0	0.0	393.6	0.0
Redemption of 6.75% Senior unsecured notes and purchase of 6.75% Senior unsecured notes	0.0	(141.5)	(505.6)	(141.5)
Proceeds from issuance of flow-through shares	0.0	0.0	15.1	30.3
Proceeds from issuance of shares	0.0	220.1	0.0	220.1
Interest paid	0.0	(10.4)	(5.3)	(24.6)
Repayment of credit facility	0.0	0.0	0.0	(70.0)
Long-term prepayment for finance lease	0.0	0.0	(4.9)	0.0
Other financing activities	(3.6)	(0.6)	(5.6)	(5.3)
Net cash from (used in) financing activities	(3.6)	67.6	(112.7)	9.0
Effects of exchange rate fluctuation on cash and cash equivalents	6.0	0.4	11.3	1.7
Increase (decrease) in cash and cash equivalents	(192.6)	73.1	(68.4)	146.3
Cash and cash equivalents, beginning of the period	776.2	554.2	652.0	481.0
Cash and cash equivalents, end of the period	$ 583.6	$ 627.3	$ 583.6	$ 627.3